Note 13 - Retirement and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Service cost	¥573,956	¥648,944	¥737,290
Interest cost	73,902	67,525	43,988
Expected return on plan assets	(63,037)	(87,909)	(92,623)
Amortization of transition obligation	369	365	–
Amortization of actuarial loss (gain)	(2,782)	(2,971)	24,584

Net periodic pension cost	¥582,408	¥625,954	¥713,239

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Net actuarial loss (gain)	¥127,065	¥585,332	¥(276,702)
Amortization of transition obligation in net periodic pension cost	(369)	(365)	–
Amortization of actuarial loss (gain)	2,782	2,971	(24,584)

Amounts recognized in other comprehensive income	¥129,478	¥587,938	¥(301,286)

Total net periodic pension cost and amounts recognized in other comprehensive income	¥711,886	¥1,213,892	¥411,953

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
	Thousands of Yen
	2016	2017

Change in benefit obligation:
Benefit obligation at beginning of year	¥5,285,093	¥6,388,110
Service cost	648,944	737,290
Interest cost	67,525	43,988
Actuarial loss (gain)	480,755	(263,016)
Benefit paid	(94,207)	(129,149)

Benefit obligation at end of year	6,388,110	6,777,223

Change in plan assets:
Fair value of plan assets at beginning of year	2,930,310	3,193,899
Actual return (loss) on plan assets	(16,667)	106,310
Employer contribution	334,252	404,795
Benefits paid	(53,996)	(69,845)

Fair value of plan assets at end of year	3,193,899	3,635,159

Funded status at end of year	¥(3,194,211)	¥(3,142,064)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Thousands of Yen
	2016	2017

Accrued retirement and pension costs―noncurrent	¥(3,194,211)	¥(3,142,064)

Net amount recognized	¥(3,194,211)	¥(3,142,064)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2016	2017

Net actuarial loss	¥959,426	¥658,139

Total	¥959,426	¥658,139

Schedule of Assumptions Used [Table Text Block]
	Benefit Obligations		Net Periodic Costs
	2016	2017	2015	2016	2017

Discount rate	0.7%	0.9%	1.7%	1.3%	0.7%
Expected long-term rate of return on plan assets			2.6	3.0	2.9
Rate of increase in compensation	3.1	3.1	3.2	3.2	3.1

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending March 31	Thousands of Yen
2018	¥111,204
2019	126,711
2020	145,710
2021	195,863
2022	272,774
2023 –2027	1,720,411

Total	¥2,572,673

Schedule of Allocation of Plan Assets [Table Text Block]
Basis of Fair Value Measurement	Thousands of Yen
of Pension Plan Assets at March 31, 2016	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥469,780	–	–	¥469,780
U.S. equity	144,147	–	–	144,147
Other equity― developed countries	84,400	–	–	84,400
Total equity securities	698,327	–	–	698,327

Debt securities:
Japanese government and municipalities	–	¥577,488	–	577,488
Japanese corporate bonds―investment grade	–	241,744	–	241,744
U.S. government	–	118,099	–	118,099
Other government―developed countries	–	158,547	–	158,547
Residential mortgage-backed	–	21,381	–	21,381
Total debt securities	–	1,117,259	–	1,117,259

Other financial instruments*	–	1,267,090	–	1,267,090

Cash	111,223	–	–	111,223

Total assets at fair value	¥809,550	¥2,384,349	–	¥3,193,899
Basis of Fair Value Measurement	Thousands of Yen
of Pension Plan Assets at March 31, 2017	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥528,083	–	–	¥528,083
U.S. equity	159,618	–	–	159,618
Other equity― developed countries	91,087	–	–	91,087
Total equity securities	778,788	–	–	778,788

Debt securities:
Japanese government and municipalities	–	¥632,216	–	632,216
Japanese corporate bonds― investment grade	–	290,360	–	290,360
U.S. government	–	127,659	–	127,659
Other government― developed countries	–	173,598	–	173,598
Residential mortgage-backed	–	26,749	–	26,749
Total debt securities	–	1,250,582	–	1,250,582

Other financial instruments*	–	1,464,874	–	1,464,874

Cash	140,915	–	–	140,915

Total assets at fair value	¥919,703	¥2,715,456	–	¥3,635,159